Expense Example - Federated Hermes Fund for U.S. Government Securities II - Federated Hermes Fund for U S Government Securities II	Apr. 30, 2021 USD ($)
Expense Example:
1 Year	$ 88
3 Years	274
5 Years	477
10 Years	$ 1,061